Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	260,000	256,230	181,683	179,718	10	(9,053,676)
2023	232,675	202,076	222,131	200,322	16	(8,034,612)
2022	502,001	53,053	462,913	(22,302)	12	(10,892,511)

Named Executive Officers, Footnote [Text Block]
(1)	The Principal Executive Officer (“PEO”) information reflected in columns (b) and (c) relates to our CEO, Steven Shum. The non-Principal Executive Officer (“non-PEO”) NEOs information reflected in columns (d) and (e) above relates to our CFO Andrea Goren, our President Dr. Daniel Teper, and our COO Michael Campbell.

PEO Total Compensation Amount	[1],[2]	$ 260,000	$ 232,675	$ 502,001
PEO Actually Paid Compensation Amount	[3]	$ 256,230	202,076	53,053
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Summary Compensation Total	Less Stock Awards	Less Option Awards	Fair Value Adjustments to SCT Total	CAP
2024	$260,000	$-	$-	$(3,770)	$256,230
2023	232,675	-	30,800	201	202,076
2022	502,001	72,601	169,400	(206,947)	53,053

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 181,683	222,131	462,913
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 179,718	200,322	(22,302)
Adjustment To Non-PEO NEO Compensation, Footnote [Text Block]
Year	Summary Compensation Total	Less Stock Awards	Less Option Awards	Fair Value Adjustments to SCT Total	CAP
2024	$181,683	$-	$-	$(1,965)	$179,718
2023	222,131	-	25,256	3,447	200,322
2022	462,913	37,178	208,235	(239,802)	(22,302)

Equity Valuation Assumption Difference, Footnote [Text Block]

Year	Fair Value of Current Year Equity Awards at December 31,	Change in Fair Value of Prior Years’ Awards Unvested at December 31,	Change in Fair Value of Current Years’ Awards Vested through the Year Ended December 31,	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2024	$-	$(937)	$-	$(2,833)	$(3,770)
2023	4,448	(4,214)	5,574	(5,607)	201
2022	14,953	(159,116)	31,772	(94,556)	(206,947)

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31,	Change in Fair Value of Prior Years’ Awards Unvested at December 31,	Change in Fair Value of Current Years’ Awards Vested through the Year Ended December 31,	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2024	$-	$(512)	$-	$(1,453)	$(1,965)
2023	3,648	(3,293)	4,570	(1,478)	3,447
2022	12,550	(191,259)	38,928	(100,021)	(239,802)

Total Shareholder Return Amount		$ 10	16	12
Net Income (Loss) Attributable to Parent		$ (9,053,676)	$ (8,034,612)	$ (10,892,511)
PEO Name		Steven Shum	Steven Shum	Steven Shum
Additional 402(v) Disclosure [Text Block]

(3)	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to Mr. Shum’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as described in the tables below.

PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,770)	$ 201	$ (206,947)
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				72,601
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			30,800	169,400
PEO [Member] | Fair Value Adjustments to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,770)	201	(206,947)
PEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,448	14,953
PEO [Member] | Change in Fair Value of Prior Years’ Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(937)	(4,214)	(159,116)
PEO [Member] | Change in Fair Value of Current Years’ Awards Vested through the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,574	31,772
PEO [Member] | Change in Fair Value of Prior Years’ Awards Vested through the Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,833)	(5,607)	(94,556)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,965)	3,447	(239,802)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				37,178
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			25,256	208,235
Non-PEO NEO [Member] | Fair Value Adjustments to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,965)	3,447	(239,802)
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,648	12,550
Non-PEO NEO [Member] | Change in Fair Value of Prior Years’ Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(512)	(3,293)	(191,259)
Non-PEO NEO [Member] | Change in Fair Value of Current Years’ Awards Vested through the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,570	38,928
Non-PEO NEO [Member] | Change in Fair Value of Prior Years’ Awards Vested through the Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,453)	$ (1,478)	$ (100,021)

[1]	The Principal Executive Officer (“PEO”) information reflected in columns (b) and (c) relates to our CEO, Steven Shum. The non-Principal Executive Officer (“non-PEO”) NEOs information reflected in columns (d) and (e) above relates to our CFO Andrea Goren, our President Dr. Daniel Teper, and our COO Michael Campbell.
[2]	The amounts shown in this column are the amounts of total compensation reported for Steven Shum or the average total compensation reported for the non-PEO NEOs, as applicable, for each corresponding year in the “Total” column of the Summary Compensation. Please refer to “Executive Compensation—Compensation Tables—Summary Compensation Table.”
[3]	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to Mr. Shum’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as described in the tables below.